Principal Accounting Policies - Schedule of Consolidated Financial Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	$ 42,441			¥ 484,101	¥ 295,463		¥ 560,356
Restricted cash	46,978			91,810	327,052		270,670
Short-term investments	187,507				1,305,386		859,211
Accounts receivable, net	76,127				529,983		347,547
Intercompany receivables	9,352				65,108		696,520
Prepayments and other current assets	186,774				1,300,284		1,673,584
Total current assets	549,179				3,823,276		4,407,888
Non-current assets
Long-term investments	187,539				1,305,612		1,302,506
Property and equipment, net	32,081				223,340		187,360
Intangible assets, net	23,883				166,267		317,885
Operating lease right-of-use assets, net	15,203				105,839
Goodwill	33,325			147,639	232,007	$ 22,898	159,409
Other non-current assets	12,055				83,923		81,039
Total non-current assets	398,366				2,773,344		2,149,035
Total assets	947,545				6,596,620		6,556,923
Current liabilities
Short-term borrowings	29,281				203,845		49,312
Accounts and notes payable	188,452				1,311,963		1,305,610
Intercompany payable	4,274				29,755		77,159
Salary and welfare payable	16,162				112,511		104,480
Taxes payable	1,753				12,207		23,316
Advances from customers	159,999				1,113,879		1,058,946
Operating lease liabilities, current	8,258				57,490
Accrued expenses and other current liabilities	130,299				907,119		483,832
Total current liabilities	538,478				3,748,769		3,102,655
Non-current liabilities
Operating lease liabilities, non-current	7,860				54,718
Deferred tax liabilities	3,398				23,658		19,855
Total non-current liabilities	14,222				99,012		40,416
Total liabilities	552,700				3,847,781		3,143,071
Net revenues	327,643	¥ 2,280,987	¥ 2,240,149	2,192,100
Net loss	(99,767)	(694,565)	(185,512)	(767,304)
Cash (used in)/provided by operating activities	(17,303)	(120,461)	268,089	(418,649)
Net cash used in investing activities	(83,044)	(578,134)	153,992	615,554
Net cash provided by financing activities	69,682	485,110	(145,212)	(784,766)
The Affiliated Entities [Member]
Current assets
Cash and cash equivalents	18,113				126,096		254,373
Restricted cash	45,797				318,826		261,559
Short-term investments	119,402				831,256		584,032
Accounts receivable, net	40,861				284,469		266,225
Intercompany receivables	125,085				870,818		499,276
Prepayments and other current assets	76,725				534,144		769,824
Total current assets	425,983				2,965,609		2,635,289
Non-current assets
Long-term investments	144,941				1,009,049		1,022,453
Property and equipment, net	18,597				129,469		137,267
Intangible assets, net	13,208				91,953		85,388
Operating lease right-of-use assets, net	9,795				68,193
Goodwill	26,574				185,004		137,074
Other non-current assets	11,839				82,422		66,335
Total non-current assets	224,954				1,566,090		1,448,517
Total assets	650,937				4,531,699		4,083,806
Current liabilities
Short-term borrowings	26,430				184,000		47,205
Accounts and notes payable	165,051				1,149,051		1,251,543
Intercompany payable	752,867				5,241,312		5,141,083
Salary and welfare payable	11,656				81,144		82,254
Taxes payable	937				6,519		11,809
Advances from customers	158,652				1,104,505		998,041
Operating lease liabilities, current	4,420				30,779
Accrued expenses and other current liabilities	114,142				794,633		300,238
Total current liabilities	1,234,155				8,591,943		7,832,173
Non-current liabilities
Operating lease liabilities, non-current	6,055				42,155
Deferred tax liabilities	2,889				20,112		17,838
Total non-current liabilities	8,944				62,267		17,838
Total liabilities	1,243,099				¥ 8,654,210		¥ 7,850,011
Net revenues	169,747	1,181,747	1,524,924	1,954,746
Net loss	(48,096)	(334,832)	(29,031)	(348,755)
Cash (used in)/provided by operating activities	(72,609)	(505,492)	31,282	(232,926)
Net cash used in investing activities	(35,385)	(246,340)	(465,029)	(1,021,286)
Net cash provided by financing activities	$ 97,794	¥ 680,822	¥ 569,565	¥ 1,303,661